Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000028474 | 06652K103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028474 | 85914M107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028474 | 97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028474 | 163086101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028474 | 31847R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028474 | 25402D102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028474 | 759351604
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028474 | 03674X106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028474 | 98956A105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028474 | 194014502
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028474 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000028474 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000028474 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000028474 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000028474 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028474 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028474 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028474 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028474 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028474 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028469 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028469 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028469 | 732015904
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028469 | B92P9G909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028469 | ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028469 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028469 | 621808906
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028469 | B9N3SQ902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028469 | B3ZVDV905
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028469 | 64110W102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028469 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000028469 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028469 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028469 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000028469 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000028469 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028469 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028469 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028469 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028469 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028468 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028468 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028468 | 732015904
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028468 | B92P9G909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028468 | ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028468 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028468 | 621808906
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028468 | B9N3SQ902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028468 | B3ZVDV905
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028468 | 64110W102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028468 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000028468 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028468 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028468 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000028468 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000028468 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028468 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028468 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028468 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028468 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000113248 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000113248 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000113248 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000113248 | 912810TA6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113248 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113248 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113248 | 464286392
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113248 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113248 | 710306903
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113248 | 912810TN8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113248 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000113248 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000113248 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000113248 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000113248 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000113248 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000113248 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000113248 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113248 | SectorSovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000113248 | SectorU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000113249 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000113249 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000113249 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000113249 | 912810TA6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113249 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113249 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113249 | 464286392
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113249 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113249 | 710306903
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113249 | 912810TN8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113249 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000113249 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000113249 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000113249 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000113249 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000113249 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000113249 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000113249 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113249 | SectorSovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000113249 | SectorU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028478 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028478 | B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028478 | 659101901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028478 | B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028478 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028478 | B28DTJ907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028478 | 375916954
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028478 | 664040003
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028478 | 711038901
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028478 | G0403H108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028478 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000028478 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000028478 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000028478 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000028478 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000028478 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028478 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028478 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028478 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028478 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%